Schedules of Investments

March 31, 2023

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

SCHEDULES OF INVESTMENTS

March 31, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 93.09%
Australia - 5.44%
Rio Tinto Ltd.	38,400	$3,085,428
Sonic Healthcare Ltd.	233,850	5,482,131
Woodside Energy Group Ltd.	172,170	3,846,300
		12,413,859

Brazil - 1.33%
Vale SA	191,482	3,026,114

Canada - 1.94%
BCE, Inc.	45,394	2,033,197
Power Corp. of Canada	93,744	2,395,796
		4,428,993

Finland - 2.40%
UPM-Kymmene Oyj	163,382	5,487,697

France - 12.66%
BNP Paribas	95,049	5,676,121
Compagnie de Saint-Gobain SA	90,850	5,164,263
Compagnie Generale des Etablissements Michelin	44,706	1,366,592
Sanofi	56,677	6,148,275
TotalEnergies SE - Sponsored ADR	82,361	4,863,417
Veolia Environnement	184,540	5,694,412
		28,913,080

Germany - 12.21%
Deutsche Post AG	130,170	6,096,622
Deutsche Telekom AG	204,861	4,964,274
Mercedes-Benz Group AG	73,454	5,648,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,793	4,123,273
Siemens AG	43,528	7,051,736
		27,884,746

Hong Kong - 1.31%
Xinyi Glass Holdings Ltd.	1,666,747	2,981,641

Ireland - 2.15%
Smurfit Kappa Group PLC	135,080	4,899,384

Italy - 1.62%
Enel SpA	606,805	3,700,890
	Shares	Value (Note 2)
Japan - 9.74%
Nippon Telegraph and Telephone Corp.	239,401	$7,153,958
SoftBank Corp.	157,235	1,815,090
Tokio Marine Holdings, Inc.	231,847	4,461,886
Tokyo Electron Ltd.	49,770	6,080,206
Toyota Motor Corp.	190,950	2,718,251
		22,229,391

Jersey - 0.54%
Glencore PLC	213,841	1,230,481

Mexico - 5.44%
Coca-Cola FEMSA, SAB de C.V.	963,651	7,745,037
TF Administradora Industrial S de RL de CV	2,538,203	4,676,379
		12,421,416

Netherlands - 2.57%
NN Group N.V.	38,819	1,409,521
Shell PLC	156,589	4,462,543
		5,872,064

Norway - 1.77%
DNB Bank ASA	225,912	4,042,864

Singapore - 4.60%
CapitaLand Ascendas REIT	2,187,631	4,716,998
United Overseas Bank Ltd.	257,927	5,785,056
		10,502,054

Spain - 1.85%
Iberdrola Sociedad Anonima	338,751	4,220,112

Sweden - 1.84%
Svenska Handelsbanken AB	231,499	2,004,981
Aktiebolaget Volvo	106,935	2,203,573
		4,208,554

Switzerland - 11.36%
Nestle SA	58,498	7,132,694
Novartis AG - Sponsored ADR	75,575	6,952,900
Roche Holding AG	10,549	3,014,299
UBS Group AG	159,166	3,368,080
Zurich Insurance Group Ltd.	11,420	5,472,449
		25,940,422

See Notes to Schedules of Investments

Cullen International High Dividend Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

	Shares	Value (Note 2)
Taiwan - 2.54%
Ase Technology Holding Co. Ltd.	1,562,200	$5,797,423
Quanta Computer, Inc.	5	15
		5,797,438

United Kingdom - 9.78%
3i Group PLC	305,324	6,363,987
BAE Systems PLC	603,387	7,298,613
British American Tobacco PLC - Sponsored ADR	103,185	3,623,857
Britvic PLC	221,948	2,444,347
Diageo PLC	1,395	62,258
Tesco PLC	105,049	344,394
Unilever PLC - Sponsored ADR	42,219	2,192,433
		22,329,889

TOTAL COMMON STOCKS
(Cost $172,613,741)		212,531,089

PREFERRED STOCKS - 2.26%
South Korea - 2.26%
Samsung Electronics Co. Ltd.	123,838	5,153,470

TOTAL PREFERRED STOCKS
(Cost $5,125,676)		5,153,470

TOTAL INVESTMENTS - 95.35%
(Cost $177,739,417)		$217,684,559

Other Assets In Excess of Liabilities - 4.65%		10,617,150

NET ASSETS - 100.00%		$228,301,709

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	19.77%	$45,104,014
Materials	11.34	25,875,008
Consumer Staples	10.31	23,545,020
Industrials	9.91	22,650,544
Health Care	9.46	21,597,605
Communications	6.99	15,966,519
Utilities	5.96	13,615,414
Energy	5.77	13,172,260
Technology	5.20	11,877,644
Consumer Discretionary	4.26	9,733,684
Real Estate	4.12	9,393,377
TOTAL COMMON STOCKS	93.09%	212,531,089
Sector Diversification	% of Net Assets	Value (Note 2)
PREFERRED STOCKS
Technology	2.26%	$5,153,470
TOTAL PREFERRED STOCKS	2.26%	5,153,470

TOTAL INVESTMENTS	95.35	217,684,559
Other Assets In Excess of Liabilities	4.65	10,617,150
NET ASSETS	100.00%	$228,301,709

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

SCHEDULES OF INVESTMENTS

March 31, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 98.45%
Banking - 8.11%
Bank of America Corp.	733,000	$20,963,800
Citigroup, Inc.	270,600	12,688,434
JPMorgan Chase & Co.	215,170	28,038,803
Truist Financial Corp.	465,741	15,881,768
		77,572,805

Consumer Staple Products - 11.90%
Altria Group, Inc.	415,240	18,528,009
Diageo PLC - Sponsored ADR	83,667	15,158,787
Kimberly-Clark Corp.	180,754	24,260,802
Philip Morris International, Inc.	295,195	28,707,713
Unilever PLC - Sponsored ADR	521,145	27,063,060
		113,718,371

Financial Services - 2.77%
Morgan Stanley	301,760	26,494,528

Health Care - 13.84%
Johnson & Johnson	180,265	27,941,075
Medtronic PLC	290,000	23,379,800
Merck & Co., Inc.	259,488	27,606,928
Novartis AG - Sponsored ADR	309,620	28,485,040
Pfizer, Inc.	609,153	24,853,443
		132,266,286

Industrial Products - 10.55%
General Dynamics Corp.	111,290	25,397,491
Johnson Controls International PLC	401,162	24,157,976
Raytheon Technologies Corp.	321,934	31,526,996
Siemens AG - Sponsored ADR	244,500	19,792,275
		100,874,738

Industrial Services - 2.48%
United Parcel Service, Inc., Class B	122,022	23,671,048

Insurance - 4.16%
Chubb Ltd.	132,359	25,701,471
Travelers Cos., Inc.	82,291	14,105,500
		39,806,971

Materials - 2.55%
Dow, Inc.	444,440	24,364,201
	Shares	Value (Note 2)
Media - 2.34%
Comcast Corp., Class A	589,915	$22,363,678

Oil & Gas - 8.27%
Chevron Corp.	167,600	27,345,616
ConocoPhillips	231,000	22,917,510
Exxon Mobil Corp.	262,523	28,788,272
		79,051,398

Real Estate - 4.86%
Boston Properties, Inc.	117,300	6,348,276
Healthpeak Properties, Inc.	750,000	16,477,500
VICI Properties, Inc.	723,019	23,584,880
		46,410,656

Retail & Wholesale - Discretionary - 5.28%
Genuine Parts Co.	144,175	24,121,919
Lowe's Cos., Inc.	131,961	26,388,241
		50,510,160

Retail & Wholesale - Staples - 2.33%
Target Corp.	134,717	22,313,177

Software & Tech Services - 1.76%
Microsoft Corp.	58,470	16,856,901

Tech Hardware & Semiconductors - 7.49%
Broadcom, Inc.	46,801	30,024,713
Cisco Systems, Inc.	541,600	28,312,140
Intel Corp.	407,279	13,305,805
		71,642,658

Telecommunications - 4.36%
AT&T, Inc.	858,974	16,535,250
BCE, Inc.	560,643	25,111,200
		41,646,450

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

	Shares	Value (Note 2)
Utilities - 5.40%
Duke Energy Corp.	276,400	$26,664,308
NextEra Energy, Inc.	323,205	24,912,641
		51,576,949

TOTAL COMMON STOCKS
(Cost $543,462,498)		941,140,975

TOTAL INVESTMENTS - 98.45%
(Cost $543,462,498)		$941,140,975

Other Assets In Excess of Liabilities - 1.55%		14,810,308

NET ASSETS - 100.00%		$955,951,283

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	15.04%	$143,874,304
Consumer Staples	14.23	136,031,548
Health Care	13.84	132,266,286
Industrials	13.03	124,545,786
Technology	9.25	88,499,559
Energy	8.27	79,051,398
Communications	6.70	64,010,128
Utilities	5.40	51,576,949
Consumer Discretionary	5.28	50,510,160
Real Estate	4.86	46,410,656
Materials	2.55	24,364,201
TOTAL COMMON STOCKS	98.45%	941,140,975

TOTAL INVESTMENTS	98.45	941,140,975
Other Assets In Excess of Liabilities	1.55	14,810,308
NET ASSETS	100.00%	$955,951,283

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

SCHEDULES OF INVESTMENTS

March 31, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 97.34%
Banking - 18.20%
Ameris Bancorp	6,880	$251,671
Enterprise Financial Services Corp.	4,600	205,114
First Horizon Corp.	7,177	127,607
First Interstate BancSystem, Inc., Class A	12,240	365,486
Premier Financial Corp.	12,540	259,954
Simmons First National Corp., Class A	12,660	221,423
SouthState Corp.	2,700	192,402
Western Alliance BanCorp	6,000	213,240
		1,836,897

Consumer Discretionary Products - 13.31%
Carter's, Inc.	3,350	240,932
Columbia Sportswear Co.	1,400	126,336
Ralph Lauren Corp., Class A	690	80,502
Standard Motor Products, Inc.	8,510	314,104
Steven Madden Ltd.	6,240	224,640
Under Armour, Inc.(a)	41,856	357,032
		1,343,546

Consumer Discretionary Services - 4.12%
Denny's Corp.(a)	31,590	352,545
Ruth's Hospitality Group, Inc.	3,820	62,724
		415,269

Consumer Staple Products - 4.41%
Vector Group Ltd.	37,050	444,971

Health Care - 11.84%
ANI Pharmaceuticals, Inc.(a)	8,040	319,349
Emergent BioSolutions, Inc.(a)	5,400	55,944
Haemonetics Corp.(a)	5,110	422,852
Varex Imaging Corp.(a)	21,830	397,088
		1,195,233

Industrial Products - 8.06%
Spirit AeroSystems Holdings, Inc., Class A	17,330	598,405
Timken Co.	2,630	214,923
		813,328

Industrial Services - 9.33%
Barrett Business Services, Inc.	780	69,139
BGSF, Inc.	24,290	258,688
Copa Holdings, SA(a)	2,890	266,892
Great Lakes Dredge & Dock Corp.(a)	63,834	346,619
		941,338
	Shares	Value (Note 2)
Materials - 7.51%
Cabot Corp.	1,320	$101,165
Ecovyst, Inc.(a)	37,620	415,701
Huntsman Corp.	8,790	240,494
		757,360

Oil & Gas - 10.88%
Civitas Resources, Inc.	4,110	280,877
Coterra Energy, Inc.	9,320	228,713
Helmerich & Payne, Inc.	3,870	138,353
HF Sinclair Corp.	3,330	161,105
Sitio Royalties Corp., Class A	12,770	288,602
		1,097,650

Real Estate - 1.81%
Host Hotels & Resorts, Inc.	5,240	86,408
RLJ Lodging Trust	9,100	96,460
		182,868

Software & Tech Services - 2.27%
Unisys Corp.(a)	59,000	228,920

Tech Hardware & Semiconductors - 1.83%
Comtech Telecommunications Corp.	9,790	122,179
MKS Instruments, Inc.	700	62,034
		184,213

Utilities - 3.77%
Spire, Inc.	5,430	380,860

TOTAL COMMON STOCKS
(Cost $8,642,960)		9,822,453

TOTAL INVESTMENTS - 97.34%
(Cost $8,642,960)		$9,822,453

Other Assets In Excess of Liabilities - 2.66%		268,574

NET ASSETS - 100.00%		$10,091,027

(a)	Non-income producing security.

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	18.20%	$1,836,897
Consumer Discretionary	17.43	1,758,815
Industrials	17.39	1,754,666
Health Care	11.84	1,195,233
Energy	10.88	1,097,650

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS (continued)
Materials	7.51%	$757,360
Consumer Staples	4.41	444,971
Technology	4.10	413,133
Utilities	3.77	380,860
Real Estate	1.81	182,868
TOTAL COMMON STOCKS	97.34%	9,822,453

TOTAL INVESTMENTS	97.34	9,822,453
Other Assets In Excess of Liabilities	2.66	268,574
NET ASSETS	100.00%	$10,091,027

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Value Fund

SCHEDULES OF INVESTMENTS

March 31, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 98.11%
Banking - 7.90%
Bank of America Corp.	17,700	$506,220
Citigroup, Inc.	12,680	594,565
JPMorgan Chase & Co.	5,191	676,439
		1,777,224

Consumer Discretionary Products - 2.82%
BorgWarner, Inc.	12,900	633,519

Consumer Staple Products - 5.50%
Mondelez International, Inc.	8,495	592,271
Unilever PLC - Sponsored ADR	12,393	643,569
		1,235,840

Financial Services - 6.12%
American Express Co.	4,300	709,285
Morgan Stanley	7,604	667,631
		1,376,916

Health Care - 20.32%
Bristol-Myers Squibb Co.	13,132	910,179
Cigna Group	2,364	604,073
Johnson & Johnson	4,245	657,975
Medtronic PLC	7,005	564,743
Merck & Co., Inc.	8,191	871,441
Pfizer, Inc.	14,674	598,699
Thermo Fisher Scientific, Inc.	631	363,689
		4,570,799

Industrial Products - 12.72%
Boeing Co.(a)	2,775	589,493
General Dynamics Corp.	3,279	748,301
Raytheon Technologies Corp.	8,183	801,361
Sensata Technologies Holding PLC	5,700	285,114
Siemens AG - Sponsored ADR	5,400	437,130
		2,861,399

Industrial Services - 1.98%
Canadian National Railway Co.	3,774	445,219

Insurance - 5.55%
Allstate Corp.	4,396	487,121
Chubb Ltd.	3,925	762,156
		1,249,277
	Shares	Value (Note 2)
Materials - 3.67%
Axalta Coating Systems Ltd.(a)	14,400	$436,176
Packaging Corp. of America	2,800	388,724
		824,900

Media - 4.19%
Comcast Corp., Class A	14,300	542,113
Walt Disney Co.(a)	3,992	399,719
		941,832

Oil & Gas - 7.13%
Chevron Corp.	5,089	830,321
ConocoPhillips	7,798	773,640
		1,603,961

Retail & Wholesale - Discretionary - 3.64%
Lowe's Cos., Inc.	4,091	818,077

Retail & Wholesale - Staples - 1.60%
Archer-Daniels-Midland Co.	4,507	359,028

Software & Tech Services - 3.50%
Oracle Corp.	8,476	787,590

Tech Hardware & Semiconductors - 9.38%
Applied Materials, Inc.	4,800	589,584
Arrow Electronics, Inc.(a)	6,778	846,369
Cisco Systems, Inc.	12,901	674,400
		2,110,353

Telecommunications - 2.09%
Verizon Communications, Inc.	12,100	470,569

TOTAL COMMON STOCKS
(Cost $13,948,139)		22,066,503

TOTAL INVESTMENTS - 98.11%
(Cost $13,948,139)		$22,066,503

Other Assets In Excess of Liabilities - 1.89%		424,541

NET ASSETS - 100.00%		$22,491,044

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Value Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Health Care	20.32%	$4,570,799
Financials	19.57	4,403,417
Industrials	14.70	3,306,618
Technology	12.88	2,897,943
Energy	7.13	1,603,961
Consumer Staples	7.10	1,594,868
Consumer Discretionary	6.46	1,451,596
Communications	6.28	1,412,401
Materials	3.67	824,900
TOTAL COMMON STOCKS	98.11%	22,066,503

TOTAL INVESTMENTS	98.11	22,066,503
Other Assets In Excess of Liabilities	1.89	424,541
NET ASSETS	100.00%	$22,491,044

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

SCHEDULES OF INVESTMENTS

March 31, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 94.22%
Brazil - 4.26%
Petroleo Brasileiro SA	645,350	$3,379,256
SLC Agricola SA	1,043,474	9,385,903
Vale SA	243,286	3,844,806
		16,609,965

Cayman Islands - 5.77%
Longfor Group Holdings Ltd.(a)(b)	1,518,000	4,281,317
Meituan, Class B(a)(b)(c)	30,920	560,957
Tencent Holdings Ltd.	361,200	17,651,600
		22,493,874

Chile - 2.11%
Sociedad Quimica y Minera de Chile SA - Sponsored ADR	58,960	4,779,298
Vina Concha y Toro SA	2,706,003	3,461,780
		8,241,078

China - 4.34%
China Construction Bank Corp.	7,325,300	4,740,898
China Merchants Bank Co. Ltd.	852,000	4,326,473
Zijin Mining Group Co. Ltd.	4,703,000	7,846,297
		16,913,668

Egypt - 0.37%
Integrated Diagnostics Holdings PLC(a)(b)	3,127,641	1,441,842

Greece - 8.18%
Eurobank Ergasias Services and Holdings SA(c)	6,468,110	8,570,183
Hellenic Telecommunications Organization SA	11,650	170,624
Mytilineos SA	376,190	10,724,588
OPAP SA	775,730	12,441,958
		31,907,353

Hong Kong - 11.03%
AIA Group Ltd.	1,019,024	10,686,870
Alibaba Group Holding Ltd.(c)	900,950	11,410,979
BOC Aviation Ltd.(a)(b)	858,020	6,653,777
China Yongda Automobiles Services Holdings Ltd.	1,743,200	1,238,380
CIMC Enric Holdings Ltd.	6,740,000	6,522,378
PAX Global Technology Ltd.	3,271,300	2,747,026
Xinyi Glass Holdings Ltd.	2,112,900	3,779,764
		43,039,174

	Shares	Value (Note 2)
India - 10.42%
ICICI Bank Ltd. - Sponsored ADR	438,180	$9,455,924
NHPC Ltd.	15,670,000	7,687,378
Oil and Natural Gas Corp. Ltd.	2,478,000	4,566,781
Power Grid Corp. of India Ltd.	3,048,000	8,391,394
PowerGrid Infrastructure Investment Trust(a)(b)	4,227,600	6,302,626
RITES Ltd.	982,023	4,251,282
		40,655,385

Indonesia - 3.74%
Bank Rakyat Indonesia Persero Tbk PT	29,008,744	9,191,502
Telkom Indonesia Persero Tbk PT	19,919,000	5,408,866
		14,600,368

Jersey - 0.95%
Glencore PLC	646,000	3,717,205

Kazakhstan - 2.54%
Kaspi.kz Joint Stock Co. - GDR	131,184	9,904,392

Mexico - 11.52%
Arca Continental, SAB de C.V.	1,375,329	12,469,548
Banco del Bajio SA(a)(b)	1,874,622	6,819,172
Grupo Mexico, SAB de C.V.	960,176	4,541,920
TF Administradora Industrial S de RL de CV	4,700,971	8,661,056
Prologis Property Mexico, SA de C.V.	3,461,327	12,466,156
		44,957,852

Panama - 1.72%
Copa Holdings, SA(c)	72,765	6,719,848

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(b)(c)(d)	25,467	–

South Africa - 1.98%
Anglo American PLC	207,675	6,907,547
Mondi PLC	14,950	237,081
Sasol Ltd.	43,073	582,073
		7,726,701

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

	Shares	Value (Note 2)
South Korea - 4.57%
Macquarie Korea Infrastructure Fund	852,777	$8,201,988
Samsung Electronics Co. Ltd.	189,479	9,369,919
SK Telecom Co. Ltd.	6,784	251,701
		17,823,608

Taiwan - 15.23%
Ase Technology Holding Co. Ltd.	2,793,728	10,367,701
MediaTek, Inc.	351,969	9,125,192
Quanta Computer, Inc.	5	15
SINBON Electronics Co. Ltd.	349,000	3,927,886
Sunonwealth Electric Machine Industry Co. Ltd.	481,900	831,507
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	175,058	16,283,895
Unimicron Technology Corp.	2,002,000	9,764,295
Wiwynn Corp.	245,723	9,116,675
		59,417,166

Thailand - 1.26%
Thai Beverage Public Co. Ltd.	10,400,000	4,931,208

United Kingdom - 1.51%
Airtel Africa PLC(a)(b)	4,500,900	5,904,677

Vietnam - 2.72%
Gemadept Corp.	2,984,700	6,562,624
Ho Chi minh City Securities Corp.	3,687,000	4,029,546
		10,592,170

TOTAL COMMON STOCKS
(Cost $310,364,531)		367,597,534

PARTICIPATORY NOTES - 3.37%
China - 3.37%
Midea Group Co. Ltd.	1,679,211	13,149,057

TOTAL PARTICIPATORY NOTES
(Cost $13,996,027)		13,149,057

	Shares	Value (Note 2)
PREFERRED STOCKS - 0.09%
Brazil - 0.09%
Itau Unibanco Holding SA	74,669	$366,093

TOTAL PREFERRED STOCKS
(Cost $357,788)		366,093

TOTAL INVESTMENTS - 97.68%
(Cost $324,718,346)		$381,112,684

Other Assets In Excess of Liabilities - 2.32%		9,047,335

NET ASSETS - 100.00%		$390,160,019

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2023, these securities had an aggregate value of $31,964,368 or 8.19% of net assets.
(b)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the aggregate market value of these securities was $31,964,368, representing 8.19% of net assets.
(c)	Non-income producing security.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Technology	20.66%	$ 80,606,996
Financials	18.64	72,676,333
Materials	9.27	36,235,991
Real Estate	8.13	31,711,155
Consumer Staples	7.76	30,248,439
Communications	7.68	29,948,425
Utilities	6.87	26,803,360
Consumer Discretionary	6.43	25,091,317
Industrials	4.70	18,365,261
Energy	3.71	14,468,415
Health Care	0.37	1,441,842
TOTAL COMMON STOCKS	94.22%	367,597,534

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)

PARTICIPATORY NOTES
Consumer Discretionary	3.37%	$13,149,057
TOTAL PARTICIPATORY NOTES	3.37%	13,149,057

PREFERRED STOCKS
Financials	0.09	366,093
TOTAL PREFERRED STOCKS	0.09%	366,093

TOTAL INVESTMENTS	97.68	381,112,684
Other Assets In Excess of Liabilities	2.32	9,047,335
NET ASSETS	100.00%	$390,160,019

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

SCHEDULES OF INVESTMENTS

March 31, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 94.19%
Banking - 7.22%
Citigroup, Inc.	104,578	$4,903,662
JPMorgan Chase & Co.	44,670	5,820,948
Truist Financial Corp.	146,809	5,006,187
		15,730,797

Consumer Staple Products - 11.30%
Altria Group, Inc.	113,750	5,075,525
Conagra Brands, Inc.(a)	200,380	7,526,273
Philip Morris International, Inc.	58,486	5,687,763
Unilever PLC - Sponsored ADR(a)	122,135	6,342,471
		24,632,032

Financial Services - 2.57%
Morgan Stanley(a)	63,873	5,608,049

Health Care - 16.58%
Bristol-Myers Squibb Co.	105,801	7,333,067
Johnson & Johnson	41,457	6,425,835
Medtronic PLC(a)	102,700	8,279,674
Merck & Co., Inc.	67,518	7,183,240
Novartis AG - Sponsored ADR(a)	75,180	6,916,560
		36,138,376

Industrial Products - 6.88%
Johnson Controls International PLC	40,086	2,413,979
Raytheon Technologies Corp.	62,655	6,135,804
Siemens AG - Sponsored ADR	79,740	6,454,953
		15,004,736
Insurance - 2.30%
Allstate Corp.	45,270	5,016,369

Materials - 4.71%
Dow, Inc.(a)	114,053	6,252,385
Rio Tinto PLC - Sponsored ADR	58,445	4,009,327
		10,261,712

Media - 2.50%
Comcast Corp., Class A	143,581	5,443,156
	Shares	Value (Note 2)
Oil & Gas - 9.99%
Chevron Corp.	45,120	$7,361,779
EOG Resources, Inc.	71,331	8,176,673
Exxon Mobil Corp.	56,830	6,231,978
		21,770,430
Real Estate - 6.45%
Healthpeak Properties, Inc.	268,664	5,902,548
VICI Properties, Inc.	250,035	8,156,142
		14,058,690
Retail & Wholesale - Discretionary - 1.89%
Genuine Parts Co.	24,667	4,127,036

Tech Hardware & Semiconductors - 7.31%
Cisco Systems, Inc.	114,312	5,975,660
Intel Corp.(a)	164,271	5,366,734
Qualcomm, Incorporated	35,949	4,586,373
		15,928,767

Telecommunications - 6.86%
BCE, Inc.(a)	142,760	6,394,220
Verizon Communications, Inc.	220,000	8,555,800
		14,950,020

Utilities - 7.63%
Duke Energy Corp.	82,048	7,915,171
PPL Corp.	313,823	8,721,141
		16,636,312
TOTAL COMMON STOCKS
(Cost $204,463,574)		205,306,482

TOTAL INVESTMENTS - 94.19%
(Cost $204,463,574)		$205,306,482

Other Assets In Excess of Liabilities - 5.81%		12,652,953

NET ASSETS - 100.00%		$217,959,435

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2023.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.86%)
BCE, Inc., Expires April, 2023, Exercise Price $45.00	$(6,391,533)	(1,427)	$(99,890)
Citigoup, Inc., Expires April, 2023, Exercise Price $49.00	(2,452,347)	(523)	(30,334)
Conagra Brands, Inc., Expires April, 2023, Exercise Price $37.00	(3,763,512)	(1,002)	(119,238)
Dow, Inc., Expires April, 2023, Exercise Price $55.00	(3,130,222)	(571)	(69,662)
Intel Corp., Expires April, 2023, Exercise Price $27.50	(5,364,414)	(1,642)	(894,890)
Medtronic PLC, Expires April, 2023, Exercise Price $84.00	(8,279,674)	(1,027)	(34,918)
Morgan Stanley, Expires April, 2023, Exercise Price $95.00	(2,809,600)	(320)	(10,240)
Novartis AG, Expires April, 2023, Exercise Price $85.00	(6,909,200)	(751)	(551,985)
Unilever PLC, Expires April, 2023, Exercise Price $52.50	(6,340,653)	(1,221)	(54,945)

TOTAL WRITTEN OPTIONS
(Premiums received $579,716)			(1,866,102)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Health Care	16.58%	$36,138,376
Financials	12.09	26,355,215
Consumer Staples	11.30	24,632,032
Energy	9.99	21,770,430
Communications	9.36	20,393,176
Utilities	7.63	16,636,312
Technology	7.31	15,928,767
Industrials	6.88	15,004,736
Real Estate	6.45	14,058,690
Materials	4.71	10,261,712
Consumer Discretionary	1.89	4,127,036
TOTAL COMMON STOCKS	94.19%	205,306,482

TOTAL INVESTMENTS	94.19	205,306,482
Other Assets In Excess of Liabilities	5.81	12,652,953
NET ASSETS	100.00%	$217,959,435
Sector Diversification	% of Net Assets	Value (Note 2)
WRITTEN OPTIONS
Financials	(0.01)%	$(40,574)
Materials	(0.03)	(69,662)
Communications	(0.05)	(99,890)
Consumer Staples	(0.09)	(174,183)
Health Care	(0.27)	(586,903)
Technology	(0.41)	(894,890)
TOTAL WRITTEN OPTIONS	(0.86)	(1,866,102)

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2023

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

NOTE 2 - VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2023, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

Cullen Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2023 (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$37,509,130	$175,021,959	$–	$212,531,089
Preferred Stocks	–	5,153,470	–	5,153,470
Total	$37,509,130	$180,175,429	$–	$217,684,559

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$941,140,975	$–	$–	$941,140,975
Total	$941,140,975	$–	$–	$941,140,975

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$9,822,453	$–	$–	$9,822,453
Total	$9,822,453	$–	$–	$9,822,453

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$22,066,503	$–	$–	$22,066,503
Total	$22,066,503	$–	$–	$22,066,503

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$119,917,422	$247,680,112	$–	$367,597,534
Participatory Notes	–	13,149,057	–	13,149,057
Preferred Stocks	366,093	–	–	366,093
Total	$120,283,515	$260,829,169	$–	$381,112,684

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$205,306,482	$–	$–	$205,306,482
Total	$205,306,482	$–	$–	$205,306,482
Other Financial Instruments(b)
Written Options	$(1,866,102)	$–	$–	$(1,866,102)
Total	$(1,866,102)	$–	$–	$(1,866,102)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

NOTE 3 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.